Summary of Significant Accounting Policies (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Balance sheet items, except for equity accounts	$ 6.1122	$ 6.3086